Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity by Portfolio Segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance	$ 8,334	$ 6,155	$ 6,905
Provision for loan losses	1,090	2,787	477
Loans charged off	(4,251)	(1,979)	(2,700)
Recoveries	1,475	1,371	1,473
Total ending allowance balance	6,648	8,334	6,155
Residential Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	1,426	1,169	1,329
Provision for loan losses	103	458	377
Loans charged off	(828)	(487)	(819)
Recoveries	386	286	282
Total ending allowance balance	1,087	1,426	1,169
Commercial Real Estate Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	4,195	2,914	3,946
Provision for loan losses	(469)	1,408	(1,375)
Loans charged off	(1,971)	(235)	(2)
Recoveries	204	108	345
Total ending allowance balance	1,959	4,195	2,914
Commercial Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	1,602	1,279	783
Provision for loan losses	777	(28)	1,031
Loans charged off	(24)	(41)	(600)
Recoveries	234	392	65
Total ending allowance balance	2,589	1,602	1,279
Consumer Portfolio Segment [Member]
Allowance for loan losses:
Beginning balance	1,111	793	847
Provision for loan losses	679	949	444
Loans charged off	(1,428)	(1,216)	(1,279)
Recoveries	651	585	781
Total ending allowance balance	$ 1,013	$ 1,111	$ 793